Condensed Consolidated Statements of Financial Condition (Unaudited) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 310,526	$ 369,713	$ 364,104
Cash segregated under regulatory requirements	3,372	2,968	2,398
Securities owned	38,235	16,282	11,096
Securities borrowed	17,362
Marketable securities	291	1,238	4,600
Receivables from broker-dealers, clearing organizations, customers and related broker-dealers	598,610	192,053	474,269
Accrued commissions receivable, net	233,087	222,293	132,885
Loans, forgivable loans and other receivables from employees and partners, net	198,183	192,658	151,328
Fixed assets, net	135,568	136,068	133,428
Investments	34,283	20,367	25,107
Notes receivable, net	25,492
Goodwill	142,179	141,142	82,853
Other intangible assets, net	16,299	16,994	13,603
Receivables from related parties	6,829	5,754	5,938
Other assets	92,531	87,655	68,705
Total assets	1,852,847	1,405,185	1,470,314
Liabilities, Redeemable Partnership Interest, and Equity
Short-term borrowings	60,000	13,600
Accrued compensation	138,536	143,800	155,538
Payables to broker-dealers, clearing organizations, customers and related broker-dealers	530,051	144,683	429,477
Payables to related parties	32,488	19,667	10,262
Accounts payable, accrued and other liabilities	248,270	250,552	260,737
Notes payable and collateralized borrowings	188,297	181,916	39,258
Notes payable to related parties	150,000	150,000	150,000
Total liabilities	1,347,642	904,218	1,045,272
Redeemable partnership interest	82,079	86,269	93,186
Equity
Additional paid-in capital	515,127	489,369	366,827
Contingent Class A common stock	19,763	20,133	3,171
Treasury stock, at cost	(110,090)	(109,870)	(109,627)
Retained deficit	(96,122)	(80,726)	(23,616)
Accumulated other comprehensive loss	(2,322)	(3,752)	(977)
Total stockholders' equity	327,932	316,654	236,917
Noncontrolling interest in subsidiaries	95,194	98,044	94,939
Total equity	423,126	414,698	331,856
Total liabilities, redeemable partnership interest, and equity	1,852,847	1,405,185	1,470,314
Class A Common Stock
Equity
Common stock, par value	1,228	1,152	881
Class B Common Stock
Equity
Common stock, par value	$ 348	$ 348	$ 258